Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of segment reporting information

Total Assets by Segment	December 31, 2022	December 31, 2021
Bermuda	5,405,365	5,728,466
Cayman	4,566,144	4,973,402
Channel Islands and the UK	4,626,183	5,234,880
Other	35,874	33,059
Total assets before inter-segment eliminations	14,633,566	15,969,807
Less: inter-segment eliminations	(327,504)	(634,607)
Total	14,306,062	15,335,200

2022	Net interest income		Provision for credit (losses) recoveries	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	165,330	(3,388)	(1,226)	87,855	248,571	22	248,593	188,676	59,917
Cayman	113,301	2,593	(573)	66,696	182,017	(19)	181,998	62,120	119,878
Channel Islands and the UK	64,928	795	(597)	40,485	105,611	1,503	107,114	73,955	33,159
Other	25	—	—	29,425	29,450	16	29,466	28,400	1,066
Total before eliminations	343,584	—	(2,396)	224,461	565,649	1,522	567,171	353,151	214,020
Inter-segment eliminations	—	—	—	(17,874)	(17,874)	—	(17,874)	(17,874)	—
Total	343,584	—	(2,396)	206,587	547,775	1,522	549,297	335,277	214,020

2021	Net interest income		Provision for credit (losses) recoveries	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	147,295	(1,304)	2,206	84,641	232,838	880	233,718	186,806	46,912
Cayman	89,757	1,241	1,415	58,058	150,471	213	150,684	58,945	91,739
Channel Islands and the UK	62,752	63	(493)	45,294	107,616	(2,454)	105,162	81,654	23,508
Other	3	—	—	27,549	27,552	—	27,552	27,043	509
Total before eliminations	299,807	—	3,128	215,542	518,477	(1,361)	517,116	354,448	162,668
Inter-segment eliminations	—	—	—	(17,435)	(17,435)	—	(17,435)	(17,435)	—
Total	299,807	—	3,128	198,107	501,042	(1,361)	499,681	337,013	162,668

2020	Net interest income		Provision for credit (losses) recoveries	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	158,790	778	(8,750)	85,216	236,034	1,970	238,004	192,781	45,223
Cayman	94,211	1,149	483	49,294	145,137	491	145,628	62,605	83,023
Channel Islands and the UK	64,591	(1,927)	(224)	40,698	103,138	(1,238)	101,900	82,057	19,843
Other	7	—	—	14,384	14,391	(1)	14,390	15,262	(872)
Total before eliminations	317,599	—	(8,491)	189,592	498,700	1,222	499,922	352,705	147,217
Inter-segment eliminations	—	—	—	(5,733)	(5,733)	—	(5,733)	(5,733)	—
Total	317,599	—	(8,491)	183,859	492,967	1,222	494,189	346,972	147,217